Other current assets - Additional information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 15, 2023	Dec. 31, 2023	Dec. 31, 2022
Other current assets
Impairment charge for the inventory not expected to be sold		¥ 240	¥ 81,000
Percentage of capital to deposit to trust protection fund by consolidated trusts		1.00%
Receivables from individuals		¥ 76,000	85,000
Amount of allowance for receivables		¥ 30,000	¥ 7,000
Term of borrowings	2 years
Average effective interest rate on borrowings	6.80%
Minimum
Other current assets
Interest rates		0.00%
Maximum
Other current assets
Interest rates		5.50%